Nonconsolidated variable interest entities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Variable Interest Entity [Line Items]
Investments	$ 2,032,977	$ 1,514,783
Bagatelle NY LA Investors, LLC [Member]
Variable Interest Entity [Line Items]
Investments	840,614	1,075,418
Bagatelle Little West 12 th Street, LLC [Member]
Variable Interest Entity [Line Items]
Investments	1,192,363	439,365
Bagatelle La Cienega, LLC [Member]
Variable Interest Entity [Line Items]
Investments